Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations, Which Were Not Yet Mandatory for Financial Year or Were Not Yet Adopted by European Union, Were Not Applied (Detail)
12 Months Ended
Dec. 31, 2019
IFRS 3 (A) business combinations [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IFRS 9 IAS 39 and IFRS 7 Interest Rate Benchmark Reform [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 17 insurance contracts [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IAS 1 and IAS 8 (A) definition of material [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
Amendments to references to the conceptual framework in IFRS standards [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	none